CVT
EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 7.0%
Ampol Ltd.	1,867	$ 48,430
ANZ Group Holdings Ltd.	25,722	492,990
APA Group	11,621	63,695
Aristocrat Leisure Ltd.	5,213	145,969
ASX Ltd.(1)	1,628	70,432
Aurizon Holdings Ltd.	18,599	48,496
BHP Group Ltd.	43,996	1,272,098
BlueScope Steel Ltd.	3,687	57,344
Brambles Ltd.	11,380	119,764
CAR Group Ltd.	3,345	78,627
Cochlear Ltd.(1)	569	125,141
Coles Group Ltd.	11,225	123,915
Commonwealth Bank of Australia	14,422	1,131,253
Computershare Ltd.	5,081	86,544
CSL Ltd.	4,185	785,221
Dexus(1)	9,086	46,816
EBOS Group Ltd.	1,272	26,015
Endeavour Group Ltd.(1)	12,926	46,410
Fortescue Ltd.	14,757	246,959
Goodman Group(1)	15,161	333,956
GPT Group	18,956	56,413
IDP Education Ltd.(1)	2,385	27,840
Insurance Australia Group Ltd.	21,559	89,930
Lottery Corp. Ltd.	19,080	63,987
Macquarie Group Ltd.	3,176	413,126
Medibank Pvt Ltd.	26,808	65,683
Mineral Resources Ltd.(1)	1,488	68,654
Mirvac Group(1)	32,152	49,418
National Australia Bank Ltd.	26,820	607,260
Northern Star Resources Ltd.	9,479	89,440
Orica Ltd.	4,768	56,712
Origin Energy Ltd.	14,121	84,708
Pilbara Minerals Ltd.(1)	22,929	57,218
Qantas Airways Ltd.(2)	7,283	25,856
QBE Insurance Group Ltd.	12,719	150,348
Ramsay Health Care Ltd.(1)	1,442	53,086
REA Group Ltd.(1)	489	59,085
Reece Ltd.(1)	2,319	42,460
Rio Tinto Ltd.(1)	3,157	250,556
Santos Ltd.	27,288	138,157
Scentre Group	48,423	106,943
SEEK Ltd.(1)	3,291	53,665
Seven Group Holdings Ltd.(1)	1,675	44,511
Sonic Healthcare Ltd.	4,238	81,212
South32 Ltd.(1)	38,956	76,016
Stockland	19,317	61,039
Suncorp Group Ltd.	11,287	120,477
Telstra Group Ltd.	33,004	83,019
Transurban Group(1)	27,384	237,559
Security	Shares	Value
Australia (continued)
Treasury Wine Estates Ltd.	6,545	$ 53,091
Vicinity Ltd.(1)	36,142	50,166
Washington H Soul Pattinson & Co. Ltd.(1)	1,836	40,195
Wesfarmers Ltd.	9,808	437,190
Westpac Banking Corp.	30,061	511,282
WiseTech Global Ltd.(1)	1,460	89,298
Woodside Energy Group Ltd.	16,497	328,824
Woolworths Group Ltd.	10,460	226,104
		$10,400,603
Austria — 0.2%
Erste Group Bank AG	3,038	$135,396
OMV AG	1,381	65,408
Verbund AG	639	46,685
voestalpine AG	996	27,941
		$275,430
Belgium — 0.8%
Ageas SA	1,339	$62,030
Anheuser-Busch InBev SA	7,396	450,224
D'ieteren Group	195	43,232
Elia Group SA	260	28,066
Groupe Bruxelles Lambert NV	804	60,781
KBC Group NV	2,264	169,737
Lotus Bakeries NV(1)	4	38,619
Sofina SA(1)	155	34,758
Syensqo SA(2)	606	57,422
UCB SA	1,032	127,397
Umicore SA	1,766	38,074
Warehouses De Pauw CVA	1,614	46,023
		$1,156,363
Denmark — 3.6%
AP Moller - Maersk AS, Class A	29	$37,158
AP Moller - Maersk AS, Class B	33	43,027
Carlsberg AS, Class B	892	122,155
Coloplast AS, Class B	1,077	145,413
Danske Bank AS	5,815	174,545
Demant AS(2)	798	39,663
DSV AS	1,517	246,595
Genmab AS(2)	566	169,703
Novo Nordisk AS, Class B	28,303	3,630,521
Novonesis (Novozymes) B, Class B	3,127	183,935
Orsted AS(2)(3)	1,603	89,574
Pandora AS	768	123,960
Rockwool AS, Class B(2)	61	20,071
Tryg AS	2,723	56,133
Vestas Wind Systems AS(2)	8,776	244,794
		$5,327,247

CVT
EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Finland — 0.9%
Elisa OYJ	1,214	$ 54,124
Fortum OYJ(1)	4,229	52,212
Kesko OYJ, Class B	2,174	40,641
Kone OYJ, Class B	2,878	134,078
Metso OYJ(1)	5,202	61,794
Neste OYJ	3,509	95,147
Nokia OYJ	46,427	164,727
Nordea Bank Abp	28,002	316,554
Orion OYJ, Class B	819	30,530
Sampo OYJ, Class A	3,834	163,544
Stora Enso OYJ, Class R(1)	5,297	73,660
UPM-Kymmene OYJ	4,456	148,459
Wartsila OYJ Abp	3,830	58,206
		$1,393,676
France — 11.2%
Accor SA	1,612	$75,259
Aeroports de Paris SA	337	46,208
Air Liquide SA	4,558	948,285
Alstom SA	2,516	38,315
Amundi SA(3)	448	30,772
ArcelorMittal SA	4,584	126,001
Arkema SA	475	50,008
AXA SA	15,597	585,757
BioMerieux	321	35,404
BNP Paribas SA	8,903	633,848
Bollore SE	7,510	50,176
Bouygues SA	1,786	72,913
Bureau Veritas SA	2,318	70,777
Capgemini SE	1,383	318,243
Carrefour SA	4,895	83,970
Cie de Saint-Gobain SA	3,849	298,735
Cie Generale des Etablissements Michelin SCA	5,994	229,710
Covivio SA	345	17,783
Credit Agricole SA	9,146	136,439
Danone SA	5,563	359,619
Dassault Aviation SA	152	33,466
Dassault Systemes SE	5,821	257,679
Edenred SE	2,168	115,760
Eiffage SA	595	67,528
Engie SA	15,450	258,901
EssilorLuxottica SA	2,578	583,173
Eurazeo SE	445	38,993
Eurofins Scientific SE	1,066	67,905
Gecina SA	366	37,385
Getlink SE	3,312	56,391
Hermes International SCA	277	707,951
Ipsen SA	305	36,294
Kering SA	646	255,870
Klepierre SA	1,988	51,460
La Francaise des Jeux SAEM(3)	1,007	41,043
Security	Shares	Value
France (continued)
Legrand SA	2,329	$ 246,633
L'Oreal SA	2,075	982,661
LVMH Moet Hennessy Louis Vuitton SE	2,391	2,151,412
Orange SA	16,080	189,101
Pernod Ricard SA	1,753	283,783
Publicis Groupe SA	2,018	220,003
Remy Cointreau SA	202	20,397
Renault SA	1,531	77,254
Rexel SA	2,207	59,617
Safran SA	2,961	670,583
Sanofi SA	9,816	954,944
Sartorius Stedim Biotech(2)	241	68,740
Schneider Electric SE	4,710	1,064,820
SEB SA	192	24,565
Societe Generale SA	6,319	169,305
Sodexo SA	722	61,892
Teleperformance SE	483	46,916
Thales SA	818	139,453
TotalEnergies SE	18,793	1,292,759
Unibail-Rodamco-Westfield(2)	996	80,125
Veolia Environnement SA	6,095	198,281
Vinci SA	4,346	557,716
Vivendi SE	5,507	60,014
Worldline SA(2)(3)	1,885	23,320
		$16,462,315
Germany — 8.6%
adidas AG	1,392	$311,013
Allianz SE	3,391	1,016,341
BASF SE	7,649	437,094
Bayer AG	8,687	266,036
Bayerische Motoren Werke AG	2,646	305,292
Bayerische Motoren Werke AG, PFC Shares	632	67,815
Bechtle AG	660	34,884
Beiersdorf AG	856	124,631
Brenntag SE	1,250	105,351
Carl Zeiss Meditec AG	333	41,567
Commerzbank AG	9,225	126,790
Continental AG	934	67,421
Covestro AG(2)(3)	1,673	91,513
Daimler Truck Holding AG	4,735	239,945
Delivery Hero SE(2)(3)	1,553	44,407
Deutsche Bank AG	17,293	272,369
Deutsche Boerse AG	1,653	338,518
Deutsche Lufthansa AG(2)	4,675	36,742
Deutsche Post AG	8,594	370,379
Deutsche Telekom AG	28,018	680,123
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	960	95,479
E.ON SE	19,421	270,377
Evonik Industries AG	1,690	33,428
Fresenius Medical Care AG	1,954	75,082

CVT
EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Fresenius SE & Co. KGaA	3,627	$ 97,809
GEA Group AG	1,538	65,027
Hannover Rueck SE	551	150,878
Heidelberg Materials AG	1,195	131,547
Henkel AG & Co. KGaA	927	66,793
Henkel AG & Co. KGaA, PFC Shares	1,361	109,392
Infineon Technologies AG	11,233	381,984
Knorr-Bremse AG	597	45,154
LEG Immobilien SE(2)	696	59,780
Mercedes-Benz Group AG	6,858	546,150
Merck KGaA	1,124	198,201
MTU Aero Engines AG	453	114,893
Muenchener Rueckversicherungs-Gesellschaft AG	1,187	579,423
Nemetschek SE	486	48,106
Porsche Automobil Holding SE, PFC Shares	1,286	68,124
Puma SE	797	36,069
Rational AG	41	35,325
Rheinmetall AG	378	212,595
RWE AG	5,447	185,128
SAP SE	9,020	1,756,364
Sartorius AG, PFC Shares(2)	237	94,115
Scout24 SE(3)	615	46,333
Siemens AG	6,569	1,254,277
Siemens Energy AG(2)	5,018	92,099
Siemens Healthineers AG(2)(3)	2,441	149,286
Symrise AG	1,177	140,900
Talanx AG	538	42,619
Volkswagen AG	193	29,482
Volkswagen AG, PFC Shares	1,842	244,293
Vonovia SE	6,303	186,265
Zalando SE(2)(3)	1,718	49,127
		$12,670,135
Hong Kong — 1.7%
AIA Group Ltd.	98,566	$663,011
BOC Hong Kong Holdings Ltd.	32,956	88,365
CK Asset Holdings Ltd.	16,209	66,792
CK Hutchison Holdings Ltd.	22,847	109,955
CK Infrastructure Holdings Ltd.	5,604	32,822
CLP Holdings Ltd.	14,122	112,640
ESR Group Ltd.(1)(3)	17,000	18,213
Futu Holdings Ltd. ADR(2)	406	21,985
Galaxy Entertainment Group Ltd.	18,913	95,077
Hang Lung Properties Ltd.	14,000	14,397
Hang Seng Bank Ltd.	6,040	66,209
Henderson Land Development Co. Ltd.	11,806	33,714
HKT Trust & HKT Ltd.	32,020	37,360
Hong Kong & China Gas Co. Ltd.	96,675	73,276
Hong Kong Exchanges & Clearing Ltd.	10,306	300,299
Hongkong Land Holdings Ltd.	9,294	28,537
Jardine Matheson Holdings Ltd.	1,519	56,661
Security	Shares	Value
Hong Kong (continued)
Link REIT	21,989	$ 94,694
MTR Corp. Ltd.	12,481	41,237
Power Assets Holdings Ltd.	11,042	64,691
Sands China Ltd.(2)	19,483	54,966
Sino Land Co. Ltd.	29,433	30,599
SITC International Holdings Co. Ltd.	10,000	18,283
Sun Hung Kai Properties Ltd.	12,152	117,384
Swire Pacific Ltd., Class A	3,037	25,002
Swire Properties Ltd.	8,529	17,940
Techtronic Industries Co. Ltd.	11,525	156,600
WH Group Ltd.(3)	64,733	42,729
Wharf Holdings Ltd.(1)	11,000	36,161
Wharf Real Estate Investment Co. Ltd.	13,118	42,711
		$2,562,310
Ireland — 1.1%
AIB Group PLC	13,041	$66,202
Bank of Ireland Group PLC	9,205	93,938
CRH PLC	6,006	518,378
DCC PLC	788	57,332
Experian PLC	7,838	341,525
James Hardie Industries PLC CDI(2)	3,821	153,579
Kerry Group PLC, Class A	1,337	114,562
Kingspan Group PLC	1,330	121,131
Smurfit Kappa Group PLC	2,162	98,578
		$1,565,225
Israel — 0.7%
Azrieli Group Ltd.	315	$22,729
Bank Hapoalim BM	11,570	108,427
Bank Leumi Le-Israel BM	13,607	113,108
Check Point Software Technologies Ltd.(2)	835	136,948
CyberArk Software Ltd.(2)	385	102,267
Elbit Systems Ltd.	215	44,903
Global-e Online Ltd.(2)	871	31,661
ICL Group Ltd.	5,687	30,140
Israel Discount Bank Ltd., Class A	9,975	51,587
Mizrahi Tefahot Bank Ltd.	1,288	48,287
Monday.com Ltd.(2)	255	57,597
Nice Ltd.(2)	538	140,010
Teva Pharmaceutical Industries Ltd. ADR(2)	9,925	140,042
Wix.com Ltd.(2)	433	59,529
		$1,087,235
Italy — 2.4%
Amplifon SpA	989	$36,052
Assicurazioni Generali SpA	8,763	221,821
Banco BPM SpA	11,286	75,089
Davide Campari-Milano NV	4,861	48,853
DiaSorin SpA(1)	212	20,459
Enel SpA	69,984	461,999

CVT
EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Eni SpA	18,995	$ 300,767
Ferrari NV	1,084	472,662
FinecoBank Banca Fineco SpA	5,458	81,743
Infrastrutture Wireless Italiane SpA(3)	2,913	33,057
Intesa Sanpaolo SpA	126,607	459,651
Leonardo SpA	3,789	95,193
Mediobanca Banca di Credito Finanziario SpA	4,446	66,252
Moncler SpA	1,831	136,631
Nexi SpA(2)(3)	5,767	36,539
Poste Italiane SpA(1)(3)	4,086	51,174
Prysmian SpA	2,303	120,110
Recordati Industria Chimica e Farmaceutica SpA	1,001	55,273
Snam SpA(1)	18,440	87,068
Telecom Italia SpA(1)(2)	67,396	16,361
Tenaris SA	4,321	85,432
Terna - Rete Elettrica Nazionale	12,584	104,016
UniCredit SpA	13,327	506,150
		$3,572,352
Japan — 23.3%
Advantest Corp.	6,500	$288,749
Aeon Co. Ltd.	5,748	136,353
AGC, Inc.	1,556	56,455
Aisin Corp.	1,252	51,160
Ajinomoto Co., Inc.	4,199	156,806
ANA Holdings, Inc.	1,383	28,904
Asahi Group Holdings Ltd.	4,115	151,102
Asahi Intecc Co. Ltd.(1)	1,600	28,032
Asahi Kasei Corp.	10,370	76,046
Astellas Pharma, Inc.	16,301	175,117
Azbil Corp.	1,000	27,666
Bandai Namco Holdings, Inc.	5,111	94,835
Bridgestone Corp.	4,784	212,026
Brother Industries Ltd.	1,905	35,331
Canon, Inc.	8,500	253,258
Capcom Co. Ltd.	2,800	52,455
Central Japan Railway Co.	6,995	173,723
Chiba Bank Ltd.	4,141	34,458
Chubu Electric Power Co., Inc.	5,269	68,898
Chugai Pharmaceutical Co. Ltd.	5,846	223,407
Concordia Financial Group Ltd.	8,031	40,365
Dai Nippon Printing Co. Ltd.	1,905	58,342
Daifuku Co. Ltd.	2,400	57,527
Dai-ichi Life Holdings, Inc.	8,313	212,019
Daiichi Sankyo Co. Ltd.	15,800	502,738
Daikin Industries Ltd.	2,258	308,309
Daito Trust Construction Co. Ltd.	516	58,867
Daiwa House Industry Co. Ltd.	5,132	152,756
Daiwa Securities Group, Inc.	12,025	91,490
Denso Corp.	16,736	320,522
Dentsu Group, Inc.	1,805	50,119
Security	Shares	Value
Japan (continued)
Disco Corp.	800	$ 292,427
East Japan Railway Co.	7,650	146,766
Eisai Co. Ltd.	2,051	84,478
ENEOS Holdings, Inc.	24,238	116,775
FANUC Corp.	8,210	229,030
Fast Retailing Co. Ltd.	1,500	464,739
Fuji Electric Co. Ltd.	1,041	69,856
FUJIFILM Holdings Corp.	9,381	210,647
Fujitsu Ltd.	15,520	248,382
GLP J-REIT	42	35,196
Hamamatsu Photonics KK	1,151	40,580
Hankyu Hanshin Holdings, Inc.	1,862	53,423
Hikari Tsushin, Inc.	219	41,188
Hirose Electric Co. Ltd.	242	24,868
Hitachi Construction Machinery Co. Ltd.	796	24,016
Hitachi Ltd.	7,984	729,581
Honda Motor Co. Ltd.	39,503	488,798
Hoshizaki Corp.	1,032	37,654
HOYA Corp.	3,023	378,089
Hulic Co. Ltd.	3,540	36,357
Ibiden Co. Ltd.	1,000	44,787
Idemitsu Kosan Co. Ltd.	8,420	57,729
Iida Group Holdings Co. Ltd.	1,100	14,236
INPEX Corp.	8,091	122,993
Isuzu Motors Ltd.	5,255	71,034
ITOCHU Corp.	10,148	435,954
Japan Airlines Co. Ltd.	1,320	25,064
Japan Exchange Group, Inc.	4,118	111,538
Japan Metropolitan Fund Investment Corp.	59	36,762
Japan Post Bank Co. Ltd.	12,600	135,391
Japan Post Holdings Co. Ltd.	18,700	188,405
Japan Post Insurance Co. Ltd.	1,800	34,407
Japan Real Estate Investment Corp.(1)	10	35,648
Japan Tobacco, Inc.	10,234	272,858
JFE Holdings, Inc.	5,225	86,597
JSR Corp.(2)	1,459	41,761
Kajima Corp.	3,581	73,499
Kansai Electric Power Co., Inc.	6,178	88,153
Kao Corp.	4,101	153,247
Kawasaki Kisen Kaisha Ltd.	3,600	48,410
KDDI Corp.	12,767	377,478
KDX Realty Investment Corp.	40	42,516
Keisei Electric Railway Co. Ltd.	1,305	53,068
Keyence Corp.	1,660	770,673
Kikkoman Corp.	6,005	77,071
Kintetsu Group Holdings Co. Ltd.	1,746	50,855
Kirin Holdings Co. Ltd.	6,326	87,971
Kobe Bussan Co. Ltd.	1,400	34,305
Koito Manufacturing Co. Ltd.	1,494	20,139
Komatsu Ltd.	8,146	241,046
Konami Group Corp.	951	64,781

CVT
EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Kubota Corp.	8,711	$ 136,673
Kyocera Corp.	10,992	147,415
Kyowa Kirin Co. Ltd.	2,344	42,171
Lasertec Corp.	700	199,521
LY Corp.	24,517	62,101
M3, Inc.	3,458	49,765
Makita Corp.	1,748	49,679
Marubeni Corp.	12,033	208,407
MatsukiyoCocokara & Co.	2,700	43,354
Mazda Motor Corp.	4,510	52,269
McDonald's Holdings Co. (Japan) Ltd.	877	39,436
MEIJI Holdings Co. Ltd.	2,234	48,774
MINEBEA MITSUMI, Inc.	2,859	56,080
MISUMI Group, Inc.	2,280	31,763
Mitsubishi Chemical Group Corp.	10,822	65,952
Mitsubishi Corp.	30,170	697,265
Mitsubishi Electric Corp.	16,960	283,892
Mitsubishi Estate Co. Ltd.	10,068	183,701
Mitsubishi HC Capital, Inc.	6,166	43,006
Mitsubishi Heavy Industries Ltd.	27,440	248,698
Mitsubishi UFJ Financial Group, Inc.(4)	96,076	977,486
Mitsui & Co. Ltd.	11,275	527,124
Mitsui Chemicals, Inc.	1,475	43,271
Mitsui Fudosan Co. Ltd.	22,893	246,820
Mitsui OSK Lines Ltd.	3,100	94,570
Mizuho Financial Group, Inc.	20,600	407,371
MonotaRO Co. Ltd.	1,800	21,667
MS&AD Insurance Group Holdings, Inc.	10,884	192,185
Murata Manufacturing Co. Ltd.	14,742	275,711
NEC Corp.	2,055	150,026
Nexon Co. Ltd.	3,150	52,358
Nidec Corp.	3,528	146,303
Nintendo Co. Ltd.	9,010	491,627
Nippon Building Fund, Inc.	12	48,001
NIPPON EXPRESS HOLDINGS, Inc.	576	29,402
Nippon Paint Holdings Co. Ltd.	8,390	60,384
Nippon Prologis REIT, Inc.(1)	22	39,191
Nippon Sanso Holdings Corp.	1,324	41,541
Nippon Steel Corp.	7,275	175,069
Nippon Telegraph & Telephone Corp.	255,400	304,208
Nippon Yusen KK	4,000	109,816
Nissan Chemical Corp.	1,047	39,656
Nissan Motor Co. Ltd.	20,543	81,401
Nissin Foods Holdings Co. Ltd.	1,794	49,457
Nitori Holdings Co. Ltd.	716	108,511
Nitto Denko Corp.	1,270	116,131
Nomura Holdings, Inc.	24,957	159,738
Nomura Real Estate Holdings, Inc.	870	24,579
Nomura Real Estate Master Fund, Inc.	40	39,553
Nomura Research Institute Ltd.	3,400	96,046
NTT Data Group Corp.	5,930	94,275
Security	Shares	Value
Japan (continued)
Obayashi Corp.	5,320	$ 63,257
Obic Co. Ltd.	660	99,694
Odakyu Electric Railway Co. Ltd.	2,305	31,774
Olympus Corp.	10,876	156,596
Omron Corp.	1,463	52,386
Ono Pharmaceutical Co. Ltd.	3,505	57,429
Oracle Corp. Japan	289	21,733
Oriental Land Co. Ltd.	9,520	304,980
ORIX Corp.	10,002	218,761
Osaka Gas Co. Ltd.	3,023	68,005
Otsuka Corp.	1,728	36,665
Otsuka Holdings Co. Ltd.	3,452	143,390
Pan Pacific International Holdings Corp.	3,436	91,060
Panasonic Holdings Corp.	19,747	188,461
Rakuten Group, Inc.(2)	13,100	74,357
Recruit Holdings Co. Ltd.	12,457	546,947
Renesas Electronics Corp.	12,900	229,886
Resona Holdings, Inc.	18,911	116,576
Ricoh Co. Ltd.	4,735	42,070
Rohm Co. Ltd.	2,828	45,358
SBI Holdings, Inc.	2,375	62,297
SCREEN Holdings Co. Ltd.	800	103,724
SCSK Corp.	1,200	22,305
Secom Co. Ltd.	1,848	134,078
Seiko Epson Corp.	2,252	39,393
Sekisui Chemical Co. Ltd.	2,964	43,365
Sekisui House Ltd.	4,950	112,749
Seven & i Holdings Co. Ltd.	19,578	285,367
SG Holdings Co. Ltd.	2,600	32,926
Sharp Corp.(2)	1,524	8,488
Shimadzu Corp.	1,814	50,527
Shimano, Inc.	650	96,696
Shimizu Corp.	4,127	26,651
Shin-Etsu Chemical Co. Ltd.	15,625	685,342
Shionogi & Co. Ltd.	2,221	113,497
Shiseido Co. Ltd.	3,274	89,840
Shizuoka Financial Group, Inc.	3,925	37,348
SMC Corp.	479	270,233
SoftBank Corp.	25,000	321,874
SoftBank Group Corp.	8,784	521,641
Sompo Holdings, Inc.	7,497	157,138
Sony Group Corp.	10,880	932,968
Square Enix Holdings Co. Ltd.	700	26,996
Subaru Corp.	5,328	120,668
SUMCO Corp.	2,700	42,689
Sumitomo Corp.	9,225	222,211
Sumitomo Electric Industries Ltd.	5,990	92,817
Sumitomo Metal Mining Co. Ltd.	1,920	57,332
Sumitomo Mitsui Financial Group, Inc.	11,097	648,872
Sumitomo Mitsui Trust Holdings, Inc.	5,564	119,885
Sumitomo Realty & Development Co. Ltd.	2,568	95,682

CVT
EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Suntory Beverage & Food Ltd.	1,117	$ 37,782
Suzuki Motor Corp.	14,312	163,404
Sysmex Corp.	4,479	79,927
T&D Holdings, Inc.	4,306	74,856
Taisei Corp.	1,549	56,460
Takeda Pharmaceutical Co. Ltd.	13,724	381,718
TDK Corp.	3,465	170,159
Terumo Corp.	11,636	212,923
TIS, Inc.	1,900	40,766
Tobu Railway Co. Ltd.	1,573	39,333
Toho Co. Ltd.	856	28,424
Tokio Marine Holdings, Inc.	15,700	492,136
Tokyo Electric Power Co. Holdings, Inc.(2)	14,200	86,309
Tokyo Electron Ltd.	4,037	1,051,433
Tokyo Gas Co. Ltd.	3,462	78,701
Tokyu Corp.	4,384	53,383
TOPPAN Holdings, Inc.	2,074	51,989
Toray Industries, Inc.	12,262	58,880
TOTO Ltd.	1,143	32,044
Toyota Industries Corp.	1,261	131,940
Toyota Motor Corp.	91,850	2,321,504
Toyota Tsusho Corp.	1,765	121,204
Trend Micro, Inc.	1,144	58,100
Unicharm Corp.	3,514	111,873
USS Co. Ltd.	3,270	27,034
West Japan Railway Co.	3,556	74,108
Yakult Honsha Co. Ltd.	1,992	40,713
Yamaha Corp.	1,109	23,938
Yamaha Motor Co. Ltd.	7,062	65,052
Yamato Holdings Co. Ltd.	2,364	34,024
Yaskawa Electric Corp.	2,183	92,941
Yokogawa Electric Corp.	2,228	51,309
Zensho Holdings Co. Ltd.	900	37,426
ZOZO, Inc.	1,007	24,994
		$34,334,232
Netherlands — 6.4%
ABN AMRO Bank NV(3)	4,445	$76,064
Adyen NV(1)(2)(3)	190	320,936
Aegon Ltd.(1)	12,239	74,668
AerCap Holdings NV(2)	1,790	155,569
Airbus SE	5,136	946,199
Akzo Nobel NV	1,395	104,231
Argenx SE(2)	517	203,839
ASM International NV	415	254,147
ASML Holding NV	3,497	3,390,205
ASR Nederland NV(1)	1,436	70,378
BE Semiconductor Industries NV	684	104,774
Euronext NV(3)	670	63,764
EXOR NV	907	100,937
Ferrovial SE	4,354	172,383
Security	Shares	Value
Netherlands (continued)
Heineken Holding NV	1,138	$ 91,841
Heineken NV	2,446	235,813
IMCD NV(1)	521	91,701
ING Groep NV, Series N	28,767	473,599
JDE Peet's NV(1)	904	18,989
Koninklijke Ahold Delhaize NV	8,330	249,248
Koninklijke KPN NV	27,657	103,448
Koninklijke Philips NV	6,757	135,234
NN Group NV	2,209	101,979
OCI NV	827	22,667
Prosus NV	12,521	391,912
Qiagen NV(2)	1,777	75,945
Randstad NV	975	51,486
Stellantis NV	18,914	537,328
STMicroelectronics NV	5,961	256,551
Universal Music Group NV	7,126	214,139
Wolters Kluwer NV	2,176	340,739
		$9,430,713
New Zealand — 0.2%
Auckland International Airport Ltd.	10,509	$52,449
Fisher & Paykel Healthcare Corp. Ltd.	5,027	77,017
Mercury NZ Ltd.	4,492	18,578
Meridian Energy Ltd.	9,757	34,456
Spark New Zealand Ltd.	17,151	48,831
Xero Ltd.(2)	1,172	101,764
		$333,095
Norway — 0.6%
Adevinta ASA(2)	3,477	$36,469
Aker BP ASA	2,840	71,231
DNB Bank ASA	8,051	160,034
Equinor ASA	7,866	210,922
Gjensidige Forsikring ASA	1,602	23,252
Kongsberg Gruppen ASA	706	48,748
Mowi ASA	4,265	78,343
Norsk Hydro ASA	11,660	64,076
Orkla ASA	6,067	42,850
Salmar ASA	718	47,387
Telenor ASA	4,943	55,003
Yara International ASA	1,402	44,456
		$882,771
Portugal — 0.1%
EDP - Energias de Portugal SA	27,140	$105,890
Galp Energia SGPS SA	3,555	58,773
Jeronimo Martins SGPS SA	2,358	46,783
		$211,446
Singapore — 1.3%
CapitaLand Ascendas REIT	33,831	$69,397

CVT
EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
CapitaLand Integrated Commercial Trust	44,866	$ 65,785
CapitaLand Investment Ltd.	21,648	42,957
City Developments Ltd.	3,871	16,769
DBS Group Holdings Ltd.	15,948	425,617
Genting Singapore Ltd.	48,954	32,106
Grab Holdings Ltd., Class A(2)	15,368	48,255
Jardine Cycle & Carriage Ltd.	1,000	17,905
Keppel Ltd.	11,828	64,274
Mapletree Logistics Trust	33,000	35,679
Mapletree Pan Asia Commercial Trust	19,300	18,293
Oversea-Chinese Banking Corp. Ltd.	29,336	293,121
Sea Ltd. ADR(2)	3,203	172,033
Seatrium Ltd.(2)	390,637	22,830
Sembcorp Industries Ltd.	8,600	34,380
Singapore Airlines Ltd.(1)	13,300	63,035
Singapore Exchange Ltd.	6,600	45,040
Singapore Technologies Engineering Ltd.	13,218	39,354
Singapore Telecommunications Ltd.	72,791	136,798
United Overseas Bank Ltd.	10,814	235,097
Wilmar International Ltd.	15,000	38,102
		$1,916,827
Spain — 2.6%
Acciona SA(1)	193	$23,488
ACS Actividades de Construccion y Servicios SA	1,689	70,733
Aena SME SA(3)	627	123,490
Amadeus IT Group SA	3,914	251,266
Banco Bilbao Vizcaya Argentaria SA(1)	51,187	609,560
Banco Santander SA	138,547	676,723
CaixaBank SA(1)	34,761	168,680
Cellnex Telecom SA(2)(3)	3,975	140,614
EDP Renovaveis SA	2,808	38,026
Enagas SA	1,961	29,132
Endesa SA	2,524	46,799
Grifols SA(2)	2,499	22,478
Iberdrola SA	52,498	652,044
Industria de Diseno Textil SA	9,515	479,140
Redeia Corp. SA	3,451	58,947
Repsol SA	11,027	184,054
Telefonica SA	43,943	194,063
		$3,769,237
Sweden — 3.0%
Alfa Laval AB	2,523	$99,140
Assa Abloy AB, Class B	8,665	248,671
Atlas Copco AB, Class A	23,797	401,897
Atlas Copco AB, Class B	13,261	195,864
Beijer Ref AB(1)	3,714	55,145
Boliden AB	2,485	69,002
Epiroc AB, Class A	6,161	115,658
Epiroc AB, Class B	3,326	56,326
Security	Shares	Value
Sweden (continued)
EQT AB(1)	3,014	$ 95,422
Essity AB, Class B(1)	5,088	120,861
Evolution AB(3)	1,640	203,694
Fastighets AB Balder, Class B(2)	4,764	34,994
Getinge AB, Class B	1,789	35,982
H & M Hennes & Mauritz AB, Class B(1)	5,635	91,885
Hexagon AB, Class B	18,160	214,668
Holmen AB, Class B(2)	733	29,818
Husqvarna AB, Class B	3,160	27,040
Industrivarden AB, Class A	859	29,541
Industrivarden AB, Class C	1,343	46,181
Indutrade AB(2)	2,126	57,905
Investment AB Latour, Class B(1)	1,245	32,729
Investor AB, Class B	15,235	382,312
L E Lundbergforetagen AB, Class B	593	32,098
Lifco AB, Class B	1,823	47,606
Nibe Industrier AB, Class B(1)	12,254	60,258
Saab AB, Class B	670	59,598
Sagax AB, Class B	1,940	51,178
Sandvik AB	9,551	212,039
Securitas AB, Class B(1)	3,793	39,102
Skandinaviska Enskilda Banken AB, Class A	14,068	190,587
Skanska AB, Class B(1)	2,734	48,689
SKF AB, Class B(1)	3,034	61,938
Svenska Cellulosa AB SCA, Class B(1)	5,434	83,542
Svenska Handelsbanken AB, Class A	12,835	129,762
Swedbank AB, Class A(1)	7,220	143,301
Swedish Orphan Biovitrum AB(2)	1,899	47,399
Tele2 AB, Class B	4,405	36,171
Telefonaktiebolaget LM Ericsson, Class B	25,126	135,132
Telia Co. AB	21,130	54,155
Volvo AB, Class A	1,836	50,557
Volvo AB, Class B	12,682	343,701
Volvo Car AB, Class B(2)	4,658	17,635
		$4,489,183
Switzerland — 9.8%
ABB Ltd.	13,842	$642,135
Adecco Group AG	1,530	60,530
Alcon, Inc.	4,324	357,644
Avolta AG(2)	817	34,018
Bachem Holding AG	223	21,355
Baloise Holding AG	374	58,645
Banque Cantonale Vaudoise	289	33,621
Barry Callebaut AG	29	42,125
BKW AG	204	31,348
Chocoladefabriken Lindt & Spruengli AG	1	120,639
Chocoladefabriken Lindt & Spruengli AG PC	8	95,751
Cie Financiere Richemont SA, Class A	4,696	714,921
Clariant AG(2)	1,727	23,366
Coca-Cola HBC AG	1,983	62,663

CVT
EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
DSM-Firmenich AG	1,600	$ 181,971
EMS-Chemie Holding AG	68	52,116
Geberit AG	295	174,340
Givaudan SA	80	356,139
Glencore PLC	91,464	501,914
Helvetia Holding AG(1)	307	42,326
Holcim AG	4,512	408,772
Julius Baer Group Ltd.	1,806	104,745
Kuehne & Nagel International AG	467	129,928
Logitech International SA	1,464	131,188
Lonza Group AG	638	381,268
Nestle SA	23,174	2,462,237
Novartis AG	17,807	1,724,757
Partners Group Holding AG	198	282,840
Roche Holding AG	286	77,124
Roche Holding AG	6,091	1,555,147
Sandoz Group AG(2)	3,467	104,654
Schindler Holding AG	334	84,074
Schindler Holding AG	214	52,218
SGS SA(2)	1,250	121,353
SIG Group AG	2,537	56,256
Sika AG	1,324	393,956
Sonova Holding AG	446	129,159
Straumann Holding AG	937	149,506
Swatch Group AG	266	62,053
Swatch Group AG (The), Bearer Shares	332	15,054
Swiss Life Holding AG	257	180,258
Swiss Prime Site AG	664	62,633
Swiss Re AG	2,597	334,065
Swisscom AG(2)	217	132,816
Temenos AG	527	37,697
UBS Group AG	28,345	872,769
VAT Group AG(3)	243	125,532
Zurich Insurance Group AG	1,279	690,934
		$14,470,560
United Kingdom — 13.5%
3i Group PLC	8,278	$293,516
abrdn PLC	16,252	28,951
Admiral Group PLC	2,376	85,150
Anglo American PLC	11,023	271,638
Antofagasta PLC	3,642	93,548
Ashtead Group PLC	3,880	276,369
Associated British Foods PLC	2,930	92,444
AstraZeneca PLC	13,416	1,802,356
Auto Trader Group PLC(3)	7,242	63,953
Aviva PLC	24,466	153,517
BAE Systems PLC	26,408	450,135
Barclays PLC	129,352	299,792
Barratt Developments PLC	8,311	49,883
Berkeley Group Holdings PLC	842	50,588
Security	Shares	Value
United Kingdom (continued)
BP PLC	147,959	$ 928,210
British American Tobacco PLC	17,423	528,807
BT Group PLC	60,412	83,608
Bunzl PLC	2,874	110,585
Burberry Group PLC	3,124	47,786
Centrica PLC	46,635	75,178
Coca-Cola Europacific Partners PLC	1,816	127,029
Compass Group PLC	14,720	431,776
Croda International PLC	1,153	71,342
Diageo PLC	19,249	712,256
Endeavour Mining PLC	1,535	31,149
Entain PLC	5,560	55,795
Flutter Entertainment PLC(2)	1,561	311,160
GSK PLC	35,336	758,677
Haleon PLC	53,574	224,517
Halma PLC	3,122	93,224
Hargreaves Lansdown PLC	2,659	24,678
Hikma Pharmaceuticals PLC	1,223	29,586
HSBC Holdings PLC	165,833	1,296,287
Imperial Brands PLC	7,378	164,932
Informa PLC	11,924	125,107
InterContinental Hotels Group PLC	1,394	144,853
Intertek Group PLC	1,359	85,546
J Sainsbury PLC	12,875	43,961
JD Sports Fashion PLC	24,647	41,872
Kingfisher PLC	15,641	49,227
Land Securities Group PLC	5,555	46,140
Legal & General Group PLC	49,900	160,312
Lloyds Banking Group PLC	549,195	359,171
London Stock Exchange Group PLC	3,602	430,994
M&G PLC	18,709	52,074
Melrose Industries PLC	11,981	101,729
Mondi PLC	3,653	64,341
National Grid PLC	32,378	436,261
NatWest Group PLC	50,702	169,818
Next PLC	1,061	123,675
Ocado Group PLC(1)(2)	5,284	30,303
Pearson PLC	5,942	78,241
Persimmon PLC	3,000	49,741
Phoenix Group Holdings PLC	5,688	39,716
Prudential PLC	23,607	221,400
Reckitt Benckiser Group PLC	6,216	354,343
RELX PLC	16,397	707,128
Rentokil Initial PLC	20,702	123,084
Rio Tinto PLC	9,763	617,264
Rolls-Royce Holdings PLC(2)	72,810	391,744
Sage Group PLC	8,809	140,786
Schroders PLC	7,870	37,389
Segro PLC	9,587	109,306
Severn Trent PLC	2,446	76,323
Shell PLC	56,288	1,867,606

CVT
EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Smith & Nephew PLC	7,432	$ 93,041
Smiths Group PLC	3,326	68,943
Spirax-Sarco Engineering PLC	595	75,491
SSE PLC	9,487	197,785
St. James's Place PLC	4,594	26,952
Standard Chartered PLC	20,383	172,801
Taylor Wimpey PLC	27,593	47,705
Tesco PLC	63,233	236,837
Unilever PLC	21,777	1,093,245
United Utilities Group PLC	5,449	70,802
Vodafone Group PLC	198,463	176,022
Whitbread PLC	1,787	74,711
Wise PLC, Class A(2)	5,095	59,557
WPP PLC	9,670	91,644
		$19,883,413
Total Common Stocks (identified cost $89,496,895)		$146,194,368

Short-Term Investments — 1.1%

Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	218,679	$ 218,679
Total Affiliated Fund (identified cost $218,679)		$ 218,679
Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(6)	1,438,534	$ 1,438,534
Total Securities Lending Collateral (identified cost $1,438,534)		$ 1,438,534
Total Short-Term Investments (identified cost $1,657,213)		$ 1,657,213

Total Investments — 100.1% (identified cost $91,154,108)	$147,851,581
Other Assets, Less Liabilities — (0.1)%	$ (218,287)
Net Assets — 100.0%	$147,633,294

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $4,032,561 and the total market value of the collateral received by the Fund was $4,291,421, comprised of cash of $1,438,534 and U.S. government and/or agencies securities of $2,852,887.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $1,960,613 or 1.3% of the Fund's net assets.
(4)	Represents an investment in an issuer that is deemed to be an affiliate.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.

CVT
EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

At March 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	19.2%
Industrials	16.6
Health Care	12.6
Consumer Discretionary	12.4
Information Technology	9.3
Consumer Staples	8.4
Materials	7.1
Energy	4.0
Communication Services	4.0
Utilities	3.1
Real Estate	2.3
Total	99.0%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at March 31, 2024.
Affiliated Investments
March 31, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $1,196,165, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$848,567	$ —	$ (28,787)	$5,532	$152,174	$ 977,486	$11,712	96,076
Short-Term Investments
Liquidity Fund, Institutional Class(1)	544,207	2,781,097	(3,106,625)	—	—	218,679	4,300	218,679
Total				$5,532	$152,174	$1,196,165	$16,012

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CVT
EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$10,400,603	$ —	$10,400,603
Austria	—	275,430	—	275,430
Belgium	—	1,156,363	—	1,156,363
Denmark	—	5,327,247	—	5,327,247
Finland	—	1,393,676	—	1,393,676
France	—	16,462,315	—	16,462,315
Germany	—	12,670,135	—	12,670,135
Hong Kong	21,985	2,540,325	—	2,562,310
Ireland	—	1,565,225	—	1,565,225
Israel	528,044	559,191	—	1,087,235
Italy	—	3,572,352	—	3,572,352
Japan	—	34,334,232	—	34,334,232
Netherlands	155,569	9,275,144	—	9,430,713
New Zealand	—	333,095	—	333,095
Norway	—	882,771	—	882,771
Portugal	—	211,446	—	211,446
Singapore	220,288	1,696,539	—	1,916,827
Spain	—	3,769,237	—	3,769,237
Sweden	—	4,489,183	—	4,489,183
Switzerland	—	14,470,560	—	14,470,560
United Kingdom	191,370	19,692,043	—	19,883,413
Total Common Stocks	$1,117,256	$145,077,112(1)	$ —	$146,194,368
Short-Term Investments:
Affiliated Fund	$218,679	$ —	$ —	$218,679
Securities Lending Collateral	1,438,534	—	—	1,438,534
Total Investments	$2,774,469	$145,077,112	$ —	$147,851,581

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP EAFE International Index Portfolio.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.